Earnings per Share	12 Months Ended
Dec. 31, 2024
Net Earnings per Class A common share
Earnings per Share

18. Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed.

Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only being allocated to the Class A common shareholders.

At December 31, 2024 and 2023, there were 261,461 and 881,213, respectively, shares of incentive share grants unvested as part of senior management’s and non-executive directors incentive awards approved on September 29, 2021.

Numerator:	December 31, 2024	December 31, 2023	December 31, 2022
Net income available to common shareholders:
Class A, basic and diluted	$344,092	$294,964	$283,389

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,316,495	35,405,458	36,603,134
Plus weighted average number of RSUs with service conditions	261,461	523,464	601,211
Common share and common share equivalents, dilutive	35,577,956	35,928,922	37,204,345

Basic earnings per share:
Class A	9.74	8.33	7.74

Diluted earnings per share:
Class A	9.67	8.21	7.62